Label	Element	Value
Inflation Managed Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JULY 1, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class D, Class I and Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. This supplement applies to the Inflation Managed Portfolio and Managed Bond Portfolio only. The changes within this supplement will be effective August 1, 2020. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Managed Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Inflation Managed Portfolio — In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The Fund may also invest in debt securities issued by the U.S. government or its agencies and foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments and forward commitments relating to the previously mentioned securities. The Fund may invest up to 30% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies; however, the Fund will maintain no foreign currency exposure from these foreign currency denominated securities and currencies by hedging back any foreign currency denominated investments into U.S. dollars through the use of foreign currency derivatives such as foreign currency futures, options and forwards. The Fund may invest beyond the above limit in U.S. dollar-denominated securities of developed market foreign issuers.

Also, in the Principal Investment Strategies subsection, the fifth paragraph is deleted and replaced with the following:

The sub-adviser frequently uses futures contracts, swaps and options contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.  The Fund may use foreign currency derivatives such as foreign currency futures, options and forwards to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the Principal Risks subsection, Emerging Markets Risk and Currency Risk are deleted.